EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 72 ("Amendment No. 72") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 72 was filed electronically with the Commission (Accession No. 0000950156-98-000097) on January 23, 1998.

                     Eaton Vance California Municipals Fund
                       Eaton Vance Florida Municipals Fund
                    Eaton Vance Massachusetts Municipals Fund
                     Eaton Vance Mississippi Municipals Fund
                      Eaton Vance National Municipals Fund
                      Eaton Vance New York Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                    Eaton Vance West Virginia Municipals Fund
           Eaton Vance Massachusetts Municipals Fund - Class I Shares



                                         EATON VANCE MUNICIPALS TRUST


                                       By: /s/ Eric G. Woodbury
                                          ------------------------------
                                               Eric G. Woodbury, Esq.
                                               Assistant Secretary


Dated:  February 2, 1998